Noncontrolling Interest - Company's Ownership Percentage of its Majority Owned Operating Segments and Related Noncontrolling Interest (Detail)		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ergobaby | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1]	81.00%	81.00%	81.00%
Ergobaby | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1]	74.20%	74.30%	75.00%
FOX | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1],[2]			53.90%
FOX | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1],[2]			49.80%
Liberty | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1]	96.20%	96.20%	96.20%
Liberty | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1]	84.60%	84.80%	84.80%
Manitoba Harvest | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1]	76.60%
Manitoba Harvest | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1]	65.60%
ACI | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1]	69.40%	69.40%	69.40%
ACI | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1]	69.30%	69.30%	69.40%
Arnold Magnetics | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1]	96.70%	96.70%	96.70%
Arnold Magnetics | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1]	87.30%	87.50%	87.20%
Clean Earth Holdings | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1]	97.50%	97.90%
Clean Earth Holdings | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1]	86.20%	86.20%
Sterno Candle Lamp | % Ownership Primary
Noncontrolling Interest [Line Items]
% Ownership	[1]	100.00%	100.00%
Sterno Candle Lamp | % Ownership Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership	[1]	89.70%	91.70%

[1]	The principal difference between primary and fully diluted percentages of our operating segments is due to stock option issuances of operating segment stock to management of the respective business.
[2]	FOX was deconsolidated on July 10, 2014 after the Company's ownership interest in FOX fell below 50%. Refer to "Note E - Equity Method Investment".